UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended June 30, 1999

                (Please read instructions before preparing form.)

If amended report check here: |_|

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc.    530 Fifth Avenue  New York  NY 10036
--------------------------------------------------------------------------------
Business Address           (Street)          (City)   (State)      (Zip)

Stanley Knowlton                            212-764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 4th day of August , 1999.


                            Stanley Knowlton
                            ------------------------------------------
                            (Name of Institutional Investment Manager)


                            /s/ Stanley Knowlton
                            ------------------------------------------
                            (Manual Signature of Person Duly
                            Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.:     Name                13F File No.:
-----                        -------------     ----                -------------

1. Knowlton Brothers, Inc.     28-5340
  ------------------------   --------------   ------------------   -------------
2. Knowlton, Christopher       28-5342
  ------------------------   --------------   ------------------   -------------
3. Knowlton, Winthrop          28-5344
  ------------------------   --------------   ------------------   -------------
4. Lee, Dwight                 28-2649
  ------------------------   --------------   ------------------   -------------
5.
  ------------------------   --------------   ------------------   -------------

                                                                               Investment Discretion                Voting Authority
                                                                               ---------------------                ----------------

====================================================================================================================================
                                                                                      Shared
Issuer                      Class      CUSIP          Value           Position  Sole  Instr.V  Shared     Managers    Sole  Shared
------------------------------------------------------------------------------------------------------------------------------------
Adept Technology Inc.       COM        6854103        2,039,505.00    209,180                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                   COM        00130H105      5,563,725.00     95,720                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                   COM        00130H105      2,051,989.00     35,300                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                COM        21441100         957,125.00     26,000                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Liberty Media          COM        1957208          690,900.00     18,800                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Banco Latinoamerican        COM        P16994132      2,233,625.00     83,500                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Banco Latinoamerican        COM        P16994132      1,195,725.00     44,700                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Biosite Diagnostic          COM        90945106       1,177,537.50    116,300                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                COM        192422103      6,265,156.25    198,500                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                COM        192422103      1,720,156.25     54,500                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Costco                      COM        22160Q102        336,262.50      4,200                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer               COM        247025109        325,600.00      8,800                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
EPL Technologies Inc.       COM        268920105         73,875.00     19,700                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
EMC                         COM        268648102      1,006,500.00     18,300                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                    COM        278856109      4,430,831.25    185,100                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Gensyme Corp Gen Div        COM        372917104      1,662,000.00     32,000                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Gensyme Corp Gen Div        COM        372917104      1,328,900.00     27,400                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                COM        40425P107      6,458,916.25    209,620                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                COM        40425P107        517,650.00     16,800                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Health Management Systems   COM        42219M100      1,504,800.00    273,600                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories Corp.    COM        45168D104        946,487.50     40,600                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Impath                      COM        45255G101      3,811,860.00    141,180                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Integrated Systems Inc.     COM        45812M104      3,827,327.50    325,730                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Integrated Systems Inc.     COM        45812M104      1,098,037.50     93,450                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Intelliquest Information    COM        45816H101        641,250.00     85,500                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
ISG International Software  COM        M5733B104        725,743.75     76,900                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit               COM        466313103      1,629,012.50     36,100                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Landmark Systems            COM        51506S100        722,100.00     69,600                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
NTL Incorporated Comm       COM        629407107      2,223,637.50     25,800                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Investment Discretion                Voting Authority
                                                                               ---------------------                ----------------

====================================================================================================================================
                                                                                      Shared
Issuer                      Class      CUSIP          Value           Position  Sole  Instr.V  Shared     Managers    Sole  Shared
------------------------------------------------------------------------------------------------------------------------------------
Network Associates          COM        640938106      3,343,242.19    227,625                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Network Associates          COM        640938106      1,022,984.38     69,650                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Media 100                   COM        58440W105        737,606.25    145,700                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.   COM        589405109      9,687,620.63    273,855                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.   COM        589405109      1,620,175.00     45,800                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Maxim Pharmaceutical        COM        27772M107        616,800.00     12,800                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.     COM        553477100      1,763,081.25    134,330                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.     COM        553477100      2,029,125.00    154,600                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Napro Biotherapeutics Inc.  COM        630795102        244,234.38    134,750                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Network Solutions           COM        64121Q102        751,687.50      9,500                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems            COM        670008101        682,500.00     10,000                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Oak Technology              COM        671802106        720,287.50    198,700                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                COM        68389X105        322,987.50      8,700                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology       COM        699173100      4,870,125.00    351,000                     X      1, 2, 3              X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology       COM        699173100        978,187.50     70,500                     X      1, 2, 3, 4           X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Systems Inc.       COM        7234811070    21,115,155.00    627,960                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Physicians Specialty        COM        718934102      1,004,062.50    105,000                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
QRS                         COM        74726X105      3,338,400.00     42,800                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Remedy                      COM        759548100      4,012,437.50    149,300                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Secure Computing            COM        813705100        277,875.00    114,000                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Secure Computing            COM        813705100        112,125.00     46,000                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Shared Medical              COM        819486101      2,707,875.00     41,500                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.               COM        871607107      7,127,465.63    129,150                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.               COM        871607107      2,102,643.75     38,100                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Thermo Cardiosystems Inc.   COM        88355K200      6,995,354.63    643,251                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Valley Forge Scientific     COM        919656108        325,962.00     93,132                     X      1, 2, 3              X
Corp.
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Investment Discretion                Voting Authority
                                                                               ---------------------                ----------------

====================================================================================================================================
                                                                                      Shared
Issuer                      Class      CUSIP          Value           Position  Sole  Instr.V  Shared     Managers    Sole  Shared
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications      COM        975515107      1,716,000.00     35,200                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                 COM        983919101        148,850.00      2,600                     X      1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                 COM        983919101      1,070,575.00     18,700                     X      1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Total                                               138,501,660.00
====================================================================================================================================